FINANCING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financing Leases
SUPPLEMENTAL INFORMATION RELATED TO THE COLLATERALIZED ASSET OF FINANCE LEASE

At June 30, 2026 and December 31, 2025, supplemental information related to the collateralized assets of the finance leases was as follows:

	June 30, 2026	December 31, 2025
Equipment	$9,000,000	$9,000,000
Accumulated depreciation	(2,990,323)	(2,540,323)
Net balance	$6,009,677	$6,459,677

At December 31, 2025 and 2024, supplemental balance sheet information related to the collateralized assets of the finance leases was as follows:

	December 31, 2025	December 31, 2024
Equipment	$9,000,000	$9,000,000
Accumulated depreciation	(2,540,323)	(1,640,323)
	$6,459,677	$7,359,677

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FOR FINANCE LEASE

The following table presents information about the amount and timing of the liability arising from the Company’s financing lease as of June 30, 2026:

Future Minimum Financing Lease Payments	Finance Lease Liability
2026 (remainder of year)	$472,103
2027	843,320
Total undiscounted financing lease payments	1,315,423
Unamortized debt discount	(48,723)
Financing lease liability - current portion	(1,037,003)
Present value of financing lease liability	$229,697
Weighted average remaining lease term	1.18 Years
Weighted average discount rate	22.6%

The following table presents information about the amount and timing of the liability arising from the Company’s financing lease as of December 31, 2025:

Future Minimum Financing Lease Payments	Financing Lease Liability
2026	$893,710
2027	843,321
Total undiscounted financing lease payments	1,737,031
Unamortized debt discount	(75,499)
Financing lease liability – current portion	(893,710)
Present value of financing lease liability	$767,822
Weighted average remaining lease term	1.7 years
Weighted average discount rate	22.7%